Deposits - Summary of Depositor Account (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Deposits [Abstract]
Negotiable order of withdrawal (NOW)	$ 252,748	$ 268,379
Savings accounts	121,728	127,213
Money market	103,333	108,778
Total Negotiable order of withdrawal (NOW). savings accounts and money market	477,809	504,370
Certificates of deposit	193,785	174,362
Wholesale and brokered certificates of deposit	99,029	90,556
Total deposits	$ 770,623	$ 769,288